Related Party Transactions - Summary of Benefit Expenses in Relation with Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of transactions between related parties [abstract]
Current remuneration	$ 7.8	$ 8.2
Post-employment benefits	1.0	1.0
Stock-based compensation expense	9.9	9.5
Total	$ 18.7	$ 18.7